Description of Business and Summary of Significant Accounting Policies And Going Concern - Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Description of Business and Summary of Significant Accounting Policies And Going Concern
Total Revenue	$ 460,804	$ 708,288	$ 919,438	$ 3,529,333	$ 5,385,077	$ 3,677,896
Professional services (over time)
Description of Business and Summary of Significant Accounting Policies And Going Concern
Total Revenue	385,804	645,788	769,438	3,404,333	4,415,512	3,477,896
License fees (over time)
Description of Business and Summary of Significant Accounting Policies And Going Concern
Total Revenue	$ 75,000	$ 62,500	$ 150,000	$ 125,000	$ 250,000	$ 200,000